Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Finished goods	¥ 450,990	¥ 466,261
Work in process	144,403	164,329
Raw materials	234,873	265,834
Inventories	¥ 830,266	¥ 896,424